PHOENIX SEMIANNUAL REPORT
October 31, 1996

Phoenix California
Tax Exempt Bonds, Inc.
Semiannual Report

PHOENIX DUFF & PHELPS
LOGO


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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

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PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.

MARKET AND PORTFOLIO REVIEW

Investment Environment

   Interest rates continued to oscillate throughout most of this reporting period, as the bond market appeared to be locked in a trading range. By late summer, however, the consensus view on Wall Street turned increasingly more bullish as signs of more moderate economic growth and benign inflation became evident. These signs of a slowing economy allowed interest rates to fall (and bond prices to rise) for the remainder of this reporting cycle. In total, despite all the market gyrations, interest rates as measured by the bell weather 30-year Treasury bond declined only 27 basis points during the last six months and ended the period yielding 6.64%.

   As measured by the latest employment figures, California's economy is now growing faster than the nation. After a prolonged downturn during the early 1990s, the state's unemployment picture has improved, its housing market is showing signs of recovery, and California's key industry segments are again expanding. Although these latest economic reports are very encouraging, we remain mindful that fiscal concerns still exist for a number of municipalities within the state. In addition, as the federal government increasingly delegates more responsibility for entitlement programs down to the state and local levels, we believe this may lead to further budgetary constraints for some issuers within this market.

Portfolio Review

   Given this market environment, the Fund posted solid gains over this latest reporting cycle. For the six-month period ended October 31, 1996, class A shares provided a total return of 4.33% and class B shares returned 3.94%. These results lagged slightly behind the Lehman Brothers Municipal Bond Index, which returned 4.54% over the same period. All of these returns assume reinvestment of any distributions, but exclude the effect of sales charges.

   Over the last six months, lower-quality investment grade bonds, "A" to "BBB" rating, continued to outperform "AAA" bonds. Despite this underperformance in the high- quality sector, we still believe that the ongoing fiscal problems of many California municipalities warrants a high-quality portfolio. Additionally, credit quality spreads remain narrow, making this an unfavorable environment to take municipal credit risk. As of October 31, 1996, 72% of the portfolio's assets were rated "AAA", with maturities ranging from intermediate to long.

Outlook

   Moving forward, we will continue to focus on quality assets for the portfolio, particularly given the narrow credit spreads currently available in the market. Our current strategy is to emphasize high-quality "essential service" credits which can benefit from California's renewed economic strength and also provide some protection from the state's ongoing fiscal dilemmas. On the tax-reform front, the election results have calmed investor fears regarding any radical tax reform as Bill Clinton was re-elected to another term and the Republicans maintained control of the Congress. Overall, our outlook for this segment of the fixed- income market is positive, given the favorable combination of moderate municipal issuance and relatively low inflation.

                  Phoenix California Tax Exempt Bonds, Inc.
--------------------------------------------------------------------------------

                       INVESTMENTS AT OCTOBER 31, 1996
                                 (Unaudited)

                                  STANDARD      PAR
                                  & POOR'S     VALUE
                                   RATING      (000)         VALUE
                                 ----------- ---------  ---------------
MUNICIPAL TAX-EXEMPT BONDS--94.5%
Certificates of Participation/Lease
 Revenue--7.2%
California Public Works Lease
  Revenue
  5.25%, '06                          AAA      $ 1,640   $  1,666,109
California State Public Works
  5.375%, '19                         AAA        2,500      2,383,925
California Statewide Community
  4.90%, '09                          AAA        2,200      2,091,914
Orange County Recovery 5.80%,
  '16                                 AAA        1,500      1,506,825
San Mateo County Revenue
  5.125%, '18                         AAA        1,000        941,890
                                                         ------------
Total Certificates of Participation/
 Lease Revenue                                              8,590,663
                                                         ------------
General Obligations--5.2%
California State G.O.
  5.50%, '08                          AAA        1,500      1,545,510
Central School District G.O.
  7.05%, '16                          A(b)       1,000      1,092,270
Pomona School District G.O.
  Series C 5.60%, '12                 AAA        1,500      1,524,735
Puerto Rico G.O. 5.375%, '06        AAA(b)       2,000      2,034,300
                                                         ------------
Total General Obligations                                   6,196,815
                                                         ------------
Healthcare--5.7%
California Health Facilities
  7.30%, '20                           A+        1,400      1,499,204
California Health Facilities
  6.25%, '22                           A+        1,500      1,526,250
Grass Valley Hospital
  7.25%, '19                           A+        2,000      2,108,640
San Bernardino School Health
  Care 7%, '21                         AA        1,500      1,680,195
                                                         ------------
Total Healthcare                                            6,814,289
                                                         ------------
Housing Revenue--3.5%
California Housing Financing
  Agency  7.25%, '17                  AA-          785        822,044
California Housing Financing
  Agency  7.75%, '17                  AA-          400        422,004
California Housing Financing
  Agency Series C 7.20%, '17          AA-          805        834,495
L.A. Community Redevelopment
  Agency Series A 6.55%, '27          AAA        2,000      2,062,680
                                                         ------------
Total Housing Revenue                                       4,141,223
                                                         ------------
Pre-Refunded Revenue--28.0%
Covina Redevelopment Agency
  8.80%, '08                           NR        1,200      1,419,864
Hayward Hospital Revenue (St.
  Rose Hosp.) 10%, '04                AAA          510        605,431
Huntington Park Redevelopment
  Agency 8%, '19                      AAA        2,400      3,119,040
Los Angeles Harbor Department
  7.60%, '18                          AAA        1,000      1,210,390
Northern California Hydro
  Electric 7.50%, '23                 AAA          195        237,929
Orange County Water District
  COP 7%, '15                         AAA        1,000      1,110,160
Pasadena COP 6.75%, '15             AAA(b)       2,000      2,201,520
Puerto Rico Aqueduct 7%, '19          AAA        1,500      1,601,880
Puerto Rico Electric Power 7%,
  '21                                BBB+        2,500      2,811,575
Puerto Rico Highway Authority
  Series T 6.625%, '18                AAA          200        223,330
Puerto Rico Highway Revenue
  Series T 6.625%, '18                  A          800        893,320
Puerto Rico Public Buildings
  7%, '19                             AAA          500        531,615
Puerto Rico Public Buildings
  Series L 6.875%, '21                AAA        3,170      3,578,962
Redlands COP Series C
  7%, '22                             AAA        1,000      1,116,650
Riverside County 8.625%, '16          AAA          700        913,437
Riverside County 7.80%, '21           AAA        4,000      4,942,720
Riverside Public Financing
  Authority 7.80%, '08                AAA        1,000      1,030,100
San Bernardino COP Series B 7%,
  '28                                 AAA        2,200      2,477,860
San Gabriel Valley Schools
  Financing 7.20%, '19                 NR        1,200      1,310,964
Torrance Hospital COP
  7.10%, '15                          AAA        1,780      1,958,908
                                                         ------------
Total Pre-Refunded Revenue                                33,295,655
                                                         ------------

                       See Notes to Financial Statements.

2



                  Phoenix California Tax Exempt Bonds, Inc.
--------------------------------------------------------------------------------

                                  STANDARD      PAR
                                  & POOR'S     VALUE
                                   RATING      (000)         VALUE
                                 ----------- ---------  ---------------


Tax Revenue--11.3%
Culver City Redevelopment
  Agency 4.60%, '20                   AAA      $ 4,500   $  3,809,790
L.A. County Sales Tax 7%, '19         AA-        2,500      2,671,675
L.A. County Transit Authority
  Series A 5%, '21                    AAA        3,750      3,385,912
San Francisco Redevelopment
  Agency 4.75%, '18                   AAA        1,100        965,492
San Francisco Redevelopment
  Agency 5.50%, '18                    A-        1,500      1,419,900
San Pablo Redevelopment Agency
  5%, '13                             AAA        1,250      1,175,788
                                                         -----------
Total Tax Revenue                                          13,428,557
                                                         -----------
Transportation Revenue--4.8%
Los Angeles County Revenue
  Series B 5.25%, '23                 AAA        3,000      2,800,440
San Diego Transportation Series
  A 4.75%, '08                        AAA        2,000      1,915,700
San Francisco Airport Revenue
  6.25%, '10                          AAA        1,000      1,055,120
                                                         -----------
Total Transportation Revenue                                5,771,260
                                                         -----------
Utility Revenue--28.8%
California Department of Water
  5%, '15                              AA        1,375      1,275,753
California State Water Series L
  5.75%, '19                           AA        4,000      3,949,480
Chino Basin, California 5.90%,
  '11                                 AAA        2,000      2,102,200
Contra Costa Water District
  Series G 5.75%, '14                 AAA        3,100      3,135,619
Delta Diablo Sanitation
  District, CA 0%, '16                AAA        1,070        333,005
Irvine Ranch Water District
  7.80%, '08                           A+        1,500      1,561,770
Irvine Ranch Water District
  8.25%, '23                           A+        2,000      2,126,900
L.A. Wastewater Series D
  4.70%, '17                          AAA        7,000      6,117,300
MSR Public Power Agency 6.75%,
  '20                                 AAA        1,500      1,748,835
Puerto Rico Electric Power
  Authority Series N 6%, '10        AAA(b)       1,500      1,512,270
Sacramento Cogeneration Project
  6.375%, '10                        BBB-        1,000      1,024,690
Sacramento Flood Control Agency
  5.375%, '15                         AAA        2,370      2,310,584
Sacramento Municipal Utility
  District Revenue 5.75%, '11         AAA        3,500      3,575,285
Sacramento Utility District
  Electric Series G 4.75%, '21        AAA        1,000        863,780
Southern California Public
  Power Authority 5.50%, '20            A          915        875,280
Southern California Public
  Power Series A 4.875%, '20          AAA        2,000      1,775,440
                                                         -----------
Total Utility Revenue                                      34,288,191
                                                         -----------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
 (Identified cost $106,289,099)                           112,526,653
                                                         -----------
SHORT-TERM OBLIGATIONS--2.9%
Commercial Paper--2.9%
CXC, Inc. 5.70%, 11-1-96             A-1+        3,430      3,430,000
                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $3,430,000)                               3,430,000
                                                         -----------
TOTAL INVESTMENTS--97.4%
(Identified cost $109,719,099)                            115,956,653(a)
Cash and receivables, less liabilities--2.6%                3,113,001
                                                         -----------
NET ASSETS--100.0%                                       $119,069,654
                                                         ===========

   (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,768,413 and gross depreciation of $530,859 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $109,719,099.
(b) As rated by Moody's, Duff and Phelps or Fitch.



                       See Notes to Financial Statements.

                  Phoenix California Tax Exempt Bonds, Inc.
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996
                                 (Unaudited)

 Assets
Investment securities at value
  (Identified cost $109,719,099)                            $115,956,653
Receivables
 Fund shares sold                                              1,199,239
 Interest                                                      2,197,480
                                                           -------------
  Total assets                                               119,353,372
                                                           -------------
Liabilities
Payables
 Custodian                                                           468
 Fund shares repurchased                                           5,827
 Dividend distributions                                          106,820
 Investment advisory fee                                          44,219
 Distribution fee                                                 25,414
 Directors' fee                                                    9,331
 Transfer agent fee                                                7,486
 Financial agent fee                                               2,948
Accrued expenses                                                  81,205
                                                           -------------
  Total liabilities                                              283,718
                                                           -------------
Net Assets                                                  $119,069,654
                                                           =============
Net Assets Consist of:
Capital paid in on shares of capital stock                  $112,243,195
Undistributed net investment loss                               (91,746)
Accumulated net realized gain                                    680,651
Net unrealized appreciation                                    6,237,554
                                                           -------------
Net Assets                                                  $119,069,654
                                                           =============
Class A
Shares of capital stock outstanding, $.01 par value,
  250,000,000 shares authorized
  (Net Assets $117,637,151)                                    9,062,735

Net asset value per share                                         $12.98
Offering price per share
  $12.98/(1-4.75%)                                                $13.63
Class B
Shares of capital stock outstanding, $.01 par value,
  250,000,000 shares authorized
  (Net Assets $1,432,503)                                        110,349

Net asset value and offering price per share                      $12.98




                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED 0CTOBER 31, 1996
                                 (Unaudited)

 Investment Income
Interest                                                   $3,580,794
                                                          -----------
  Total investment income                                   3,580,794
                                                          -----------
Expenses
Investment advisory fee                                       264,557
Distribution fee--Class A                                     145,350
Distribution fee--Class B                                       6,505
Financial agent fee                                            17,637
Transfer agent                                                 40,000
Professional                                                   15,550
Registration                                                   15,060
Printing                                                       14,000
Directors                                                       7,854
Custodian                                                       6,400
Miscellaneous                                                   3,923
                                                          -----------
  Total expenses                                              536,836
                                                          -----------
Net investment income                                       3,043,958
                                                          -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               533,477
Net realized gain on futures contracts                        383,554
Net change in unrealized appreciation (depreciation)
  on investments                                            1,184,180
                                                          -----------
Net gain on investments                                     2,101,211
                                                          -----------
Net increase in net assets resulting from operations       $5,145,169
                                                          ===========


                       See Notes to Financial Statements.

                  Phoenix California Tax Exempt Bonds, Inc.
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS

                                                             Six Months
                                                               Ended
                                                            October 31,          Year
                                                                1996            Ended
                                                            (Unaudited)     April 30, 1996
                                                           -------------------------------
From Operations
 Net investment income                                      $  3,043,958     $  6,205,857
 Net realized gain                                               917,031        1,098,320
 Net change in unrealized appreciation (depreciation)          1,184,180          756,545
                                                             -----------      -----------
 Increase in net assets resulting from operations              5,145,169        8,060,722
                                                             -----------      -----------
From Distributions to Shareholders
 Net investment income--Class A                               (3,028,454)      (6,135,672)
 Net investment income--Class B                                  (28,928)         (36,045)
 Net realized gains--Class A                                          --         (288,116)
 Net realized gains--Class B                                          --           (1,693)
 Distributions in excess of net investment income--Class
  A                                                                   --          (77,865)
 Distributions in excess of net investment income--Class
  B                                                                   --             (457)
 Distributions in excess of accumulated net realized
  gains--Class A                                                      --         (235,000)
 Distributions in excess of accumulated net realized
  gains--Class B                                                      --           (1,380)
                                                             -----------      -----------
 Decrease in net assets from distributions to
  shareholders                                                (3,057,382)      (6,776,228)
                                                             -----------      -----------
From Share Transactions
Class A
 Proceeds from sales of shares (3,620,113 and 2,203,421
  shares, respectively)                                       46,351,773       28,531,594
 Net asset value of shares issued from reinvestment of
  distributions
  (99,321 and 218,807 shares, respectively)                    1,275,410        2,842,822
 Cost of shares repurchased (3,568,062 and 2,801,630
  shares, respectively)                                      (45,862,647)     (36,234,994)
                                                             -----------      -----------
Total                                                          1,764,536       (4,860,578)
                                                             -----------      -----------
Class B
 Proceeds from sales of shares (29,359 and 73,939 shares,
  respectively)                                                  378,262          962,800
 Net asset value of shares issued from reinvestment of
  distributions (1,151 and 1,751, respectively)                   14,764           22,780
 Cost of shares repurchased (18,652 and 13,644 shares,
  respectively)                                                 (240,080)        (175,468)
                                                             -----------      -----------
Total                                                            152,946          810,112
                                                             -----------      -----------
 Increase (decrease) in net assets from share
  transactions                                                 1,917,482       (4,050,466)
                                                             -----------      -----------
 Net increase (decrease) in net assets                         4,005,269       (2,765,972)
Net Assets
 Beginning of period                                         115,064,385      117,830,357
                                                             -----------      -----------
 End of period (including undistributed net investment
  loss and distributions in excess of net investment
  income of ($91,746) and ($78,322), respectively)          $119,069,654     $115,064,385
                                                            ============     ============


                       See Notes to Financial Statements.

                  Phoenix California Tax Exempt Bonds, Inc.
--------------------------------------------------------------------------------


                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                   Class A
                                   -----------------------------------------------------------------------
                                    Six Months
                                      Ended
                                     10/31/96                            Year Ended April 30,
                                   (Unaudited)     1996        1995        1994        1993        1992
                                   ------------ ----------- ---------------------- ----------- -----------
Net asset value, beginning of
  period                              $12.77      $12.63      $13.03      $13.64      $13.20      $13.07
Income from investment operations
 Net investment income                  0.33        0.67        0.71        0.80        0.81        0.87
 Net realized and unrealized gain
  (loss)                                0.22        0.20        0.05       (0.53)       0.51        0.24
                                     ---------    ---------  ---------   ---------   ---------   ---------
  Total from investment operations      0.55        0.87        0.76        0.27        1.32        1.11
                                     ---------    ---------  ---------   ---------   ---------   ---------
Less distributions
 Dividends from net investment
  income                               (0.34)      (0.67)      (0.76)      (0.76)      (0.80)      (0.88)
 Distributions in excess of net
  investment income                       --       (0.01)         --          --          --          --
 Distributions from net realized
  gains                                   --       (0.03)      (0.31)      (0.12)      (0.08)      (0.10)
 Distributions in excess of
  accumulated net realized gains          --       (0.02)      (0.09)         --          --          --
                                     ---------    ---------  ---------   ---------   ---------   ---------
  Total distributions                  (0.34)      (0.73)      (1.16)      (0.88)      (0.88)      (0.98)
                                     ---------    ---------  ---------   ---------   ---------   ---------
 Change in net asset value              0.21        0.14       (0.40)      (0.61)       0.44        0.13
                                     ---------    ---------  ---------   ---------   ---------   ---------
Net asset value, end of period        $12.98      $12.77      $12.63      $13.03      $13.64      $13.20
                                     =========    =========  =========   =========   =========   =========
Total return (1)                        4.33% (3)   6.92%       6.34%       1.80%      10.38%       8.68%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                         $117,637    $113,806    $117,370    $131,365    $147,760   $139,118
Ratio to average net assets of:
 Operating expenses                     0.90% (2)   0.99%       0.93%       0.85%       0.90%       0.68%
 Net investment income                  5.19% (2)   5.15%       5.63%       5.82%       6.00%       6.55%
Portfolio turnover                        10% (3)     20%         51%         25%         25%         33%

                                                                             Class B
                                                               ------------------------------------

                                                                Six Months                 From
                                                                  Ended        Year     Inception
                                                                 10/31/96     Ended     7/26/94 to
                                                               (Unaudited)   4/30/96     4/30/95
                                                               ------------  --------- ------------
Net asset value, beginning of period                              $12.77      $12.63      $13.04
Income from investment operations
 Net investment income                                              0.29        0.56 (4)    0.48
 Net realized and unrealized gain                                   0.21        0.20        0.01
                                                                 ---------   ---------   ---------
  Total from investment operations                                  0.50        0.76        0.49
                                                                 ---------   ---------   ---------
Less distributions
 Dividends from net investment income                              (0.29)      (0.56)      (0.50)
 Distributions in excess of net investment income                     --       (0.01)         --
 Distributions from net realized gains                                --       (0.03)      (0.31)
 Distributions in excess of accumulated net realized gains            --       (0.02)      (0.09)
                                                                 ---------   ---------   ---------
  Total distributions                                              (0.29)      (0.62)      (0.90)
                                                                 ---------   ---------   ---------
 Change in net asset value                                          0.21        0.14       (0.41)
                                                                 ---------   ---------   ---------
Net asset value, end of period                                    $12.98      $12.77      $12.63
                                                                 =========   =========   =========
Total return (1)                                                    3.94% (3)   6.10%       4.10% (3)
Ratios/supplemental data:
Net assets, end of period (thousands)                             $1,433      $1,258        $460
Ratio to average net assets of:
 Operating expenses                                                 1.65% (2)   1.78%       1.55% (2)
 Net investment income                                              4.43% (2)   4.32%       4.90% (2)
Portfolio turnover                                                    10% (3)     20%         51%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.



                       See Notes to Financial Statements.

  PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
  NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 1996 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix California Tax Exempt Bonds, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

   A. Security valuation:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

   B. Security transactions and related income:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. Income taxes:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   D. Distributions to shareholders:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

   E. Futures contracts:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $6,364 for Class A shares and deferred sales charges of $6,133

  PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.
  NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 1996 (Unaudited) (Continued)

for Class B shares for the six months ended October 31, 1996. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1996, $14,248 was earned by the Distributor and $137,607 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended October 31, 1996, transfer agent fees were $40,000 of which PEPCO retained $13,078, which is net of fees paid to State Street.

   At October 31, 1996, PHL and affiliates held 197 Class A shares and 9,241 Class B shares of the Fund with a combined value of $122,507.

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities and futures, for the six months ended October 31, 1996, aggregated $11,005,942 and $14,818,918, respectively. There were no purchases or sales of long-term U.S. Government securities.

4. ASSET CONCENTRATION

   There are certain risks arising from the Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

    This report is not authorized for distribution to prospective investors in the Phoenix California Tax Exempt Bonds, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX CALIFORNIA TAX EXEMPT BONDS, INC.

101 Munson Street
Greenfield, Massachusetts 01301

Directors

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
Timothy M. Heaney, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
James D. Wehr, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

Phoenix California Tax Exempt Bonds, Inc.
P.O. Box 2200
Enfield, CT 06083-2200




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